UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


               CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21789
                                                     ---------

                           Giordano Investment Trust
                           -------------------------
               (Exact name of registrant as specified in charter)


              2530 Riva Road, Suite 312, Annapolis, Maryland 31401
              ----------------------------------------------------
              (Address of principal executive offices)  (Zip code)


                                A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2007
                                              --------------

Semi-Annual Report 2007









                                                                   GIORDANO FUND
                                                                  March 31, 2007
                                                                     (Unaudited)
















This report and the financial statements contained herein are submitted for the general information of the shareholders of the Giordano Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St, Rocky Mount, NC 27804, Phone 1-800-773-3863.

________________________________________________________________________________

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, small-cap and mid-cap companies risk, credit risk, interest rate risk, maturity risk, preferred securities risk, investment-grade securities risk, senior subordinated unsecured corporate bonds risk, junk bonds or lower-rated securities risk, derivative instruments risk, special risks of "alternative investments" and real estate securities risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
________________________________________________________________________________

Stated performance in the aforementioned Fund was achieved at some or all points during the period by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2007.

For More Information on Your Giordano Fund:

                See Our Web site @ www.giordanofunds.com
                                  or
                Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

Example - As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                               Beginning            Ending
Giordano Fund                                Account Value       Account Value        Expenses Paid
Expense Example                             October 1, 2006     March 31, 2007        During Period*
---------------------------------------------------------------------------------------------------------
Actual                                        $1,000.00           $1,021.90             $37.71
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000.00             $987.63             $37.07
---------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized  expense ratio 7.48% multiplied by the average account value over the period, multiplied by 182 (the number of days in the most  recent six  months)  divided  by 365 (to  reflect  the  semi-annual period). Fund Expenses (Unaudited)















GIORDANO FUND

Schedule of Investments
(Unaudited)

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                   Shares or        Market Value
                                        Shares       (Note 1)                                      Principal          (Note 1)
----------------------------------------------------------------      -------------------------------------------------------------

COMMON STOCKS - 78.19%                                                Semiconductors - 2.82%
                                                                        Microchip Technology
Banks - 8.83%                                                               Incorporated             1,600           $    56,848
  Bank of America Corporation           1,700    $    86,734                                                         -----------
  United Bankshares, Inc.               1,200         42,036
  Whitney Holding Corporation           1,600         48,928          Telecommunications - 6.56%
                                                 -----------            AT&T, Inc.                   2,000                78,860
                                                     177,698            Verizon Communications Inc.  1,400                53,088
                                                 -----------                                                         -----------
                                                                                                                         131,948
Chemicals - 11.49%                                                                                                   -----------
  El Du Pont de Nemours &
       Company                          1,700         84,031          Total Common Stocks (Cost $1,512,205)            1,573,361
  Lyondell Chemical Company             2,000         59,940                                                         -----------
  The Dow Chemical Company              1,900         87,134
                                                 -----------          EXCHANGE TRADED FUNDS - 6.66%
                                                     231,105
                                                 -----------            Midcap SPDR Trust Series 1     500                77,285
                                                                        SPDR Trust Series 1            400                56,800
Environmental Control - 3.08%                                                                                        -----------
  Waste Management Inc.                 1,800         61,938
                                                 -----------          Total Exchange Traded Funds (Cost $118,636)        134,085
                                                                                                                     -----------
Gas Distribution - 2.65%
  UGI Corporation                       2,000         53,420          INVESTMENT COMPANY - 18.42%
                                                 -----------            Evergreen Institutional Money Market Fund, 5.21%
                                                                             (Cost $370,601)       370,601               370,601
Healthcare - Products - 3.89%                                                                                        -----------
  Johnson & Johnson                     1,300         78,338
                                                  ----------          CORPORATE OBLIGATIONS - 8.64%

Metal Fabricate/Hardware - 4.46%                                      (B)  Empire Corporation
  The Timken Company                    1,600         48,496                 10.00%, 12/09/2010  $  75,000           $    73,800
  Worthington Industries, Inc.          2,000         41,160                 10.00%, 04/12/2011    100,000               100,000
                                                  ----------                                                         -----------
                                                      89,656
                                                  ----------          Total Corporate Obligations (Cost $175,000)        173,800
                                                                                                                     -----------
Miscellaneous Manufacturing - 10.90%
  3M Company                              800         61,144          Total Investments (Cost $2,176,442) - 111.91%  $ 2,251,847
  General Electric Company              2,000         70,720          Liabilities in Excess of Other Assets - (11.91%)  (239,720)
  Honeywell International Inc.          1,900         87,514                                                         -----------
                                                  ----------
                                                     219,378
                                                  ----------          Net Assets - 100.00%                           $ 2,012,127
                                                                                                                     ===========
Oil & Gas - 8.43%
  Chevron Corporation                   1,000         73,960
  ConocoPhillips                        1,400         95,690
                                                  ----------
                                                     169,650
                                                  ----------

Packaging & Containers - 4.67%
  Sonoco Products Company               2,500         93,950
                                                  ----------

Pharmaceuticals - 2.67%
  Eli Lilly & Company                   1,000         53,710
                                                  ----------

Real Estate Investment Trust - 7.74%
  Entertainment Properties Trust        1,000         60,250
  Vornado Realty Trust                    800         95,472
                                                  ----------
                                                     155,722
                                                  ----------
                                                                                                                       (Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of March 31, 2007
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

(B) Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds Empire Corporation Senior Subordinated Debentures at a cost of $175,000. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security at March 31, 2007 is $173,800, which represents 8.64% of net assets. See Note 1 for more information on Restricted Securities.


Summary of Investments by Industry
                                                     % of Net
Industry                                             Assets         Market Value
--------------------------------------------------------------------------------
Banks                                                8.83%        $    177,698
Chemicals                                           11.49%             231,105
Corporate Obligations                                8.64%             173,800
Environmental Control                                3.08%              61,938
Exchange Traded Funds                                6.66%             134,085
Gas Distribution                                     2.65%              53,420
Healthcare - Products                                3.89%              78,338
Investment Company                                  18.42%             370,601
Metal Fabricate/Hardware                             4.46%              89,656
Miscellaneous Manufacturing                         10.90%             219,378
Oil & Gas                                            8.43%             169,650
Packaging & Containers                               4.67%              93,950
Pharmaceuticals                                      2.67%              53,710
Real Estate Investment Trust                         7.74%             155,722
Semiconductors                                       2.82%              56,848
Telecommunications                                   6.56%             131,948
--------------------------------------------------------------------------------
Total                                              111.91%        $  2,251,847













See Notes to Financial Statements

GIORDANO FUND

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
    Investments, at value (cost  $2,176,442)............................................................... $   2,251,847
    Receivables:
        Investments sold ..................................................................................         2,372
        Dividends and interest ............................................................................        11,480
    Prepaid expenses
        Fund accounting fees ..............................................................................         2,250
        Compliance services fees ..........................................................................           657
        Other expenses ....................................................................................         2,843
                                                                                                            -------------
   Total assets ...........................................................................................     2,271,449
                                                                                                            -------------
Liabilities:
    Payables:
        Investments purchased .............................................................................       248,504
    Accrued expenses ......................................................................................        10,818
                                                                                                            -------------
    Total liabilities .....................................................................................       259,322
                                                                                                            -------------
Net Assets ................................................................................................ $   2,012,127
                                                                                                            =============
Net Assets Consist of:
    Capital ............................................................................................... $   1,909,510
    Accumulated net investment loss .......................................................................       (36,659)
    Accumulated net realized gain on investments ..........................................................        63,871
    Net unrealized appreciation on investments ............................................................        75,405
                                                                                                            -------------
    Total Net Assets ...................................................................................... $   2,012,127
                                                                                                            =============
    Shares Outstanding, no par value (unlimited authorized shares) ........................................       195,969
    Net Asset Value, Maximum Offering Price and Redemption Price Per Share ................................ $       10.27











See Notes to Financial Statements

GIORDANO FUND

Statement of Operations
(Unaudited)

For the six month period ended March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
    Interest .............................................................................................  $       8,910
    Dividends ............................................................................................         25,098
                                                                                                            -------------
    Total Investment Income ..............................................................................         34,008
                                                                                                            -------------
Expenses:
    Advisory fees (note 2) ...............................................................................          9,445
    Administration fees (note 2) .........................................................................          1,653
    Transfer agent fees (note 2) .........................................................................         10,500
    Fund accounting fees (note 2) ........................................................................         13,595
    Compliance service fees (note 2) .....................................................................          3,875
    Custody fees (note 2) ................................................................................          2,582
    Distribution and service fees (note 3) ...............................................................          2,361
    Other accounting fees (note 2) .......................................................................         10,347
    Registration and filing administration fees (note 2) .................................................            586
    Legal fees ...........................................................................................          9,473
    Audit and tax preparation fees .......................................................................          7,480
    Registration and filing expenses .....................................................................          3,769
    Shareholder servicing expenses .......................................................................          1,496
    Printing expenses ....................................................................................            499
    Trustee fees and meeting expenses ....................................................................            249
    Securities pricing fees ..............................................................................          1,198
    Other operating expenses .............................................................................          3,365
                                                                                                            -------------
    Total Expenses .......................................................................................         82,473
                                                                                                            -------------
    Advisory fees waived (note 2) ........................................................................         (9,445)
    Distribution and service fees waived (note 3) ........................................................         (2,361)

    Net Expenses .........................................................................................         70,667
                                                                                                            -------------
Net Investment Loss ......................................................................................        (36,659)
                                                                                                            -------------
Realized and Unrealized Gain on Investments

    Net realized gain from investment transactions .......................................................         63,871
    Change in unrealized appreciation on investments .....................................................         11,110
                                                                                                            -------------
Realized and Unrealized Gain on Investments ..............................................................         74,981
                                                                                                            -------------
Net Increase in Net Assets Resulting from Operations .....................................................  $      38,322
                                                                                                            =============


See Notes to Financial Statements



GIORDANO FUND

Statements of Changes in Net Assets

                                                                                                       March 31,      September 30,
For the six month period or fiscal period ended,                                                       2007 (a)         2006 (b)
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
Net investment loss ............................................................................ $     (36,659)  $     (64,132)
Net realized gain from investment transactions .................................................        63,871          19,970
Change in unrealized appreciation on investments ...............................................        11,110          64,295
                                                                                                 -------------   -------------
Net Increase in Net Assets Resulting from Operations ...........................................        38,322          20,133
                                                                                                 -------------   -------------
Capital Share Transactions: (note 6)
Shares sold ....................................................................................       187,011       1,688,942
Shares repurchased .............................................................................       (2,335)         (19,946)
                                                                                                 -------------   -------------
Increase from Capital Share Transactions .......................................................       184,676       1,668,996
                                                                                                 -------------   -------------
Net Increase in Net Assets .....................................................................       222,998       1,689,129
                                                                                                 -------------   -------------
Net Assets:
Beginning of Period ............................................................................     1,789,129         100,000
End of Period ..................................................................................    $2,012,127   $   1,789,129
                                                                                                 =============   =============
Accumulated Net Investment Loss ................................................................ $     (36,659)  $          -
                                                                                                 =============   =============
(a) Unaudited.
(b) For the period from November 7, 2005 (Date of Initial Public Investment) to September 30, 2006.




See Notes to Financial Statements

GIORDANO FUND

Financial Highlights

For a share outstanding during the                                                                     March 31,      September 30,
six month period or fiscal period ended,                                                               2007 (a)         2006 (b)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ........................................................... $     10.05     $     10.00
                                                                                                 -----------     -----------
Income from Investment Operations
  Net investment loss ..........................................................................       (0.19)          (0.36)
  Net realized and unrealized gain on securities ...............................................        0.41            0.41
                                                                                                 -----------     -----------
Total from Investment Operations ...............................................................        0.22            0.05
                                                                                                 -----------     -----------
Net Asset Value, End of Period ................................................................. $     10.27     $     10.05
                                                                                                 ===========     ===========

Total Return ...................................................................................        2.19 %          0.50 %

Net Assets, End of Period (in thousands) ....................................................... $     2,012     $     1,789

Average Net Assets for the Period (in thousands) ............................................... $     1,894     $     1,334

Ratios of:
Gross Expenses to Average Net Assets (c) .......................................................        8.72 % (d)     11.63 % (d)
Net Expenses to Average Net Assets (c) .........................................................        7.48 % (d)      9.19 % (d)
Net Investment Loss to Average Net Assets ......................................................       (3.89)% (d)     (5.37)% (d)

Portfolio turnover rate ........................................................................       33.14 %         34.43 %

(a) Unaudited.
(b) For the period from November 7, 2005 (Date of Initial Public Investment) to September 30, 2006.
(c) The expense ratios listed  above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Annualized.






See Notes to Financial Statements

GIORDANO FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies      Investment Transactions and Investment Income
                                                           Investment  transactions  are  accounted  for as of the
The  Giordano  Fund  (the  "Fund")  is a series  of the    date purchased or sold (trade date). Dividend income is
Giordano  Investment  Trust  (the  "Trust"),  which was    recorded on the  ex-dividend  date.  Certain  dividends
organized  as  a  Delaware   statutory   trust  and  is    from foreign securities will be recorded as soon as the
registered under the Investment Company Act of 1940, as    Fund is informed of the dividend if such information is
amended  (the "1940  Act"),  as an open-end  management    obtained  subsequent to the ex-dividend date.  Interest
investment  company.   The  Fund  is  classified  as  a    income is recorded on the  accrual  basis and  includes
diversified company as defined in the 1940 Act.            amortization  of  discounts  and  premiums.  Gains  and
                                                           losses are  determined  on the  identified  cost basis,
The Fund commenced  operations on November 7, 2005. The    which is the same  basis  used for  federal  income tax
investment  objective of the Fund is to seek  long-term    purposes.
capital  appreciation  as well  as  current  income  by
investing at least 80% of its assets in income oriented    Restricted Securities
equity  securities and up to 20% of its assets in other    Restricted securities held by the Funds may not be sold
investments  including,  but  not  limited  to,  bonds,    unless registered pursuant to an effective registration
options,  exchange-traded  funds  and  venture  capital    statement  filed under the  Securities  Act of 1933, as
funds.                                                     amended (the "Securities  Act") or offered pursuant to,
                                                           the  registration  requirements  of the Securities Act.
The   following    accounting    policies   have   been    The risk of investing in such  securities  is generally
consistently followed by the Fund and are in conformity    greater than the risk of investing in the securities of
with accounting  principles  generally  accepted in the    publicly traded  companies.  Lack of a secondary market
United  States of  America  in the  investment  company    and resale  restrictions may result in the inability of
industry.                                                  the Fund to sell a  security  at a fair  price  and may
                                                           substantially  delay the sale of the  security it seeks
Investment Valuation                                       to sell. In addition, restricted securities may exhibit
The Fund's  investments  in  securities  are carried at    greater  price  volatility  than  securities  for which
value.  Securities listed on an exchange or quoted on a    secondary markets exist.
national  market  system  are  valued at the last sales
price as of 4:00 p.m. Eastern Time.  Securities  traded    --------------------------------------------------------------------
in the NASDAQ  over-the-counter  market  are  generally    Schedule of Restricted Securities - As of March 31, 2007
valued at the  NASDAQ  Official  Closing  Price.  Other    --------------------------------------------------------------------
securities  traded in the  over-the-counter  market and                                                                Value
listed  securities  for which no sale was  reported  on                                                    Current      as %
that date are  valued  at the most  recent  bid  price.                       Acquisition    Acquisition    Market     of Net
Securities and assets for which  representative  market                          Date           Cost        Value      Assets
quotations  are not  readily  available  (e.g.,  if the    --------------------------------------------------------------------
exchange on which the portfolio security is principally    Empire Corp., 10%
traded  closes  early or if trading  of the  particular    12/09/10            12/09/2005     $75,000      $73,800     3.67%
portfolio  security  is halted  during the day and does    --------------------------------------------------------------------
not  resume   prior  to  the  Fund's  net  asset  value    Empire Corp., 10%
calculation) or which cannot be accurately valued using    04/12/11            04/12/2006    $100,000     $100,000     4.97%
the Fund's normal pricing procedures are valued at fair    --------------------------------------------------------------------
value  as  determined  in  good  faith  under  policies
approved  by the  Trustees.  Fair value  pricing may be    Expenses
used, for example,  in situations where (i) a portfolio    The Fund bears expenses  incurred  specifically  on its
security  is so thinly  traded  that there have been no    behalf as well as a portion of general expenses,  which
transactions  for that security over an extended period    are allocated according to methods reviewed annually by
of time;  (ii) the  exchange  on  which  the  portfolio    the Trustees.
security is principally  traded closes early;  or (iii)
trading of the portfolio  security is halted during the    Dividend Distributions
day and does not  resume  prior to the Fund's net asset    The Fund may declare and distribute  dividends from net
value calculation.  A portfolio security's "fair value"    investment  income  (if any)  quarterly.  Distributions
price may differ from the price next available for that    from capital gains (if any) are generally  declared and
portfolio  security  using the  Fund's  normal  pricing    distributed annually.
procedures.  Instruments  with maturities of 60 days or
less are valued at amortized cost,  which  approximates    Estimates
market value.                                              The  preparation of financial  statements in conformity
                                                           with accounting  principles  generally  accepted in the
                                                           United  States of America  requires  management to make

                                                                                                       (Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
estimates  and  assumptions  that  affect the amount of      the Trust in conjunction with  requirements  under Rule
assets, liabilities,  expenses and revenues reported in      38a-1 of the 1940 Act.  It  receives  compensation  for
the financial  statements.  Actual results could differ      this service at an annual rate of $7,750.
from those estimates.
                                                             Transfer Agent
Federal Income Taxes                                         North  Carolina  Shareholder  Services,  LLC ("Transfer
No  provision  for  income  taxes  is  included  in the      Agent")  serves  as  transfer,   dividend  paying,  and
accompanying financial statements,  as the Fund intends      shareholder  servicing  agent for the Fund. It receives
to distribute to  shareholders  all taxable  investment      compensation  for  its  services  based  upon  $15  per
income and realized  gains and otherwise  complies with      shareholder  per  year,  subject  to a  minimum  fee of
Subchapter M of the Internal Revenue Code applicable to      $1,750 per month.
regulated investment companies.
                                                             Distributor
2.   Transactions with Affiliates                            Capital  Investment  Group,  Inc.  (the  "Distributor")
                                                             serves  as  the  Fund's   principal   underwriter   and
Advisor                                                      distributor.  The Distributor  receives $5,000 per year
The Fund pays a monthly  advisory fee to Giordano Asset      paid in monthly  installments for services provided and
Management,  LLC (the "Advisor") based upon the average      expenses assumed.
daily  net  assets  of the Fund and  calculated  at the
annual  rate of 1.00% of the Fund's  average  daily net      Certain  Trustees  and  officers  of the Trust are also
assets  below $75  million.  For the  six-month  period      officers  of  the  Advisor,   the  Distributor  or  the
ended March 31,  2007,  Advisor fees were waived in the      Administrator.
amount of $9,445.
                                                             3.   Distribution and Service Fees
Administrator
The  Fund  pays  a  monthly  administration  fee to The      The Trustees,  including a majority of the Trustees who
Nottingham Company (the "Administrator") based upon the      are not "interested persons" of the Trust as defined in
average daily net assets of the Fund and  calculated at      the 1940 Act,  adopted a distribution  plan pursuant to
the  annual  rates as shown in the  following  schedule      Rule 12b-1 of the 1940 Act (the  "Plan").  The 1940 Act
which is subject to a minimum of $2,000 per month.  The      regulates  the manner in which a  regulated  investment
Administrator  also  receives a fee to procure  and pay      company  may  assume  expenses  of   distributing   and
the Fund's custodian,  additional compensation for fund      promoting  the sales of its shares and servicing of its
accounting and recordkeeping  services,  and additional      shareholder  accounts.  The Plan provides that the Fund
compensation  for certain costs involved with the daily      may incur certain expenses,  which may not exceed 0.25%
valuation  of  securities  and  as  reimbursement   for      per annum of the  Fund's  average  daily net assets for
out-of-pocket  expenses.  A breakdown  of these fees is      each year elapsed  subsequent  to adoption of the Plan,
provided below.                                              for  payment  to the  Distributor  and others for items
                                                             such  as  advertising   expenses,   selling   expenses,
Compliance Services                                          commissions,   travel  or  other  expenses   reasonably
The Nottingham Compliance Services,  LLC, a fully owned      intended  to  result  in sales of shares of the Fund or
affiliate of the Administrator, provides services which      support  servicing  of  shareholder  accounts.  For the
assist  the  Trust's   Chief   Compliance   Officer  in      six-month  period ended March 31, 2007,  $2,361 in fees
monitoring  and testing the policies and  procedures of      were incurred and subsequently waived.


--------------------------------------------------------------------------------------------------------------------
         Administration Fees*                 Custody fees*          Fund
                                                                  Accounting       Fund           Blue Sky
                      Annual                            Annual       Fees        Accounting     Administration
 Average Net Assets     Rate     Average Net Assets      Rate      (monthly)       Fees         Fees  (annual)
--------------------------------------------------------------------------------------------------------------------
 First $50 million    0.175%    First $100 million     0.020%        $2,250       0.01%         $150 per state
 Next $50 million     0.150%    Over $100 million      0.009%
 Next $50 million     0.125%
 Next $50 million     0.100%
Over $200 million     0.075%  *Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
--------------------------------------------------------------------------------------------------------------------

                                                                                                      (Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

-------------------------------------------------------------------------------------------------------------------

4.   Purchases and Sales of Investment Securities            The aggregate cost of investments  and the  composition
                                                             of  unrealized   appreciation   and   depreciation   of
For the  six-month  period  ended March 31,  2007,  the      investment  securities  for federal income tax purposes
aggregate  cost of purchases and proceeds from sales of      as of March 31, 2007, are shown in Table 1 below. There
investment securities (excluding short-term securities)      is no difference between book and tax cost.
were as follows:
-------------------------------------------------------      -------------------------------------------------------
                                         Proceeds from        Table 1                Aggregate Gross Unrealized
   Purchases of Securities         Sales of Securities                               --------------------------
-------------------------------------------------------          Federal
                $708,539                    $620,935             Tax Cost          Appreciation     Depreciation
-------------------------------------------------------      -------------------------------------------------------
                                                                $2,176,442           $99,804          ($24,399)
There  were no  long-term  purchases  or  sales  of U.S      -------------------------------------------------------
Government  Obligations  during  the  six-month  period
ended March 31, 2007.                                        The  amount of  dividends  and  distributions  from net
                                                             investment  income and net realized  capital  gains are
5.   Federal Income Tax                                      determined  in  accordance   with  federal  income  tax
                                                             regulations which may differ from accounting principles
The  information  shown  on  the  table  to  the  right      generally  accepted  in the United  States of  America.
represents: (1) unrealized appreciation or depreciation      There  were  no  dividends  or   distributions  of  net
of  investments  for federal  income tax purposes as of      investment  income or net  realized  gains  paid by the
the six-month period ended March 31, 2007.                   Fund  during the fiscal  period  ending  September  30,
                                                             2006.


6.   Capital Share Transactions

--------------------------------------------------------------------------------------------------------------------

 For the six-month period                                                                  September 30,
 and fiscal period ended,                                     March 31, 2007               2006 (a)(b)
--------------------------------------------------------------------------------------------------------------------
 Transactions in Capital Shares                                 18,177                      170,047
     Shares sold
     Reinvested distributions                                        -                            -
     Shares repurchased                                           (224)                      (2,031)
 Net Increase in Capital Shares                                 17,953                      168,016
 Shares Outstanding, Beginning of Period                       178,016                       10,000
 Shares Outstanding, End of Period                             195,969                      178,016
--------------------------------------------------------------------------------------------------------------------
    (a) Audited.
    (b) For the period from November 7, 2005 (Date of Initial Public Investment) to September 30, 2006.

7.   New Accounting Pronouncements                           fair value,  and the  expanded  disclosures  about fair
                                                             value measurements. As of March 31, 2007, the Fund does
In September 2006, the Financial  Accounting  Standards      not  believe  the  adoption of SFAS No. 157 will impact
Board (FASB) issued  Statement on Financial  Accounting      the  amounts  reported  in  the  financial  statements,
Standards  (SFAS) No. 157,  "Fair Value  Measurements".      however,  additional  disclosures may be required about
This  standard   establishes  a  single   authoritative      the inputs  used to develop  the  measurements  and the
definition  of fair  value,  sets out a  framework  for      effect of certain of the  measurements  reported on the
measuring fair value  measurements SFAS No. 157 applies      statement of changes in net assets for a fiscal period.
to  fair  value   measurements   already   required  or
permitted  by  existing   standards  SFAS  No.  157  is      On July 13, 2006,  the Financial  Accounting  Standards
effective  for financial  statements  issued for fiscal      Board  (FASB)  released  FASB   Interpretation  No.  48
years  beginning  after  November  15, 2007 and interim      "Accounting  for Uncertainty in Income Taxes" (FIN 48).
periods  within  those  fiscal  years.  The  changes to      FIN  48  provides   guidance  for  how   uncertain  tax
current generally accepted  accounting  principles from      positions should be recognized, measured, presented and
the  application  of  this  Statement   relate  to  the      disclosed in the financial statements.  FIN 48 requires
definition  of fair value,  the methods used to measure      the evaluation of tax positions taken or expected to be

                                                                                                        (Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------
taken in the course of preparing the Fund's tax returns
to   determine    whether   the   tax   positions   are
"more-likely-than-not"   of  being   sustained  by  the
applicable tax  authority.  Tax positions not deemed to
meet  the   more-likely-than-not   threshold  would  be
recorded as a tax benefit or expense in the current year. FIN 48 is to be implemented no later than March
31, 2008 and is to be applied to all open tax years. At this time, management is evaluating the implications of FIN 48. Although not yet determined, management does not expect FIN 48 to have a material impact on the financial statements.

8.   Commitments and Contingencies

Under  the  Trust's   organizational   documents,   its
officers and Trustees are  indemnified  against certain
liabilities  arising  out of the  performance  of their
duties to the Fund.  In addition,  in the normal course
of business,  the Trust entered into contracts with its
vendors, on behalf of the Fund, and others that provide
for  general   indemnifications.   The  Fund's  maximum
exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

GIORDANO FUND

Additional Information (Unaudited)

--------------------------------------------------------------------------------
1.   Proxy Voting Policies and Voting Record

A copy  of the  Trust's  Proxy  Voting  and  Disclosure
Policy and the  Advisor's  Proxy Voting and  Disclosure
Policy  are  included  as  Appendix  B  to  the  Fund's
Statement of Additional  Information and are available,
without    charge,    upon    request,    by    calling
1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.

2.   Quarterly Portfolio Holdings

The Fund  files  its  complete  schedule  of  portfolio
holdings with the SEC for the first and third  quarters
of each fiscal year on Form N-Q.  The Fund's  Forms N-Q
are    available    on    the    SEC's    website    at
http://www.sec.gov.  You may review and make  copies at
the SEC's Public Reference Room in Washington, D.C. You
may also obtain copies after paying a  duplicating  fee
by  writing  the  SEC's   Public   Reference   Section,
Washington, D.C. 20549-0102 or by electronic request to
publicinfo@sec.gov,  or is  available  without  charge,
upon  request,  by calling the Fund at  1-800-773-3863.
Information  on the  operation of the Public  Reference
Room   may  be   obtained   by   calling   the  SEC  at
202-942-8090.

Giordano Fund
is a series of the
Giordano Investment Trust








For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

Giordano Fund                                  Giordano Asset Management, LLC
c/o NC Shareholder Services                    2530 Riva Road
116 South Franklin Street                      Suite 312
Post Office Drawer 4365                        Annapolis, Maryland 21401
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-773-3863                                 1-800-773-3863

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               giordanofunds.com

Item 2.   CODE OF ETHICS.


          Not applicable.





Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


          Not applicable.





Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


          Not applicable.





Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.


          Not applicable.





Item 6.   SCHEDULE OF INVESTMENTS.


          A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7.   DISCLOSURE  OF  PROXY  VOTING   POLICIES  AND PROCEDURES  FOR
          CLOSED-END MANAGEMENT  INVESTMENT COMPANIES.


          Not applicable.





Item 8.   PORTFOLIO  MANAGERS OF  CLOSED-END  MANAGEMENT
          INVESTMENT COMPANIES.


          Not applicable.

Item 9.   PURCHASES OF EQUITY  SECURITIES  BY CLOSED-END
          MANAGEMENT   INVESTMENT   COMPANY  AND  AFFILIATED
          PURCHASERS.


          Not applicable.





Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


          None.





Item 11.  CONTROLS AND PROCEDURES.

(a) The registrant's officers, including the PEOs and PFO, concluded, as of a date within 90 days of the fling of this report, that the registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12.  EXHIBITS.


(a)(1)    Not applicable.

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)    Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust


By: (Signature and Title)

                             /s/ Joseph A. Giordano
                             ___________________________________________________
                             Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: May 30, 2007







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

                             /s/ Joseph A. Giordano
                             ___________________________________________________
                             Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer
                             Giordano Investment Trust

Date: May 30, 2007